OPERATING LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
OPERATING LEASES

NOTE 8 – OPERATING LEASES

On May 27, 2021, the Company entered into a sixty-three month lease for its corporate office at $5,955 per month commencing June 15, 2021 maturing September 30, 2026. The Company accounts for this lease in accordance with ASC 842. Adoption of the standard resulted in the initial recognition of operating lease ROU asset of $290,827 and operating lease liability of $290,827 as of June 15, 2021.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components. We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

In accordance with ASC 842, the components of lease expense were as follows:

	Six Months ended June 30,		Three Months ended June 30,
	2022	2021	2022	2021
Operating lease expense	$35,838	$3,289	$17,919	$3,289
Short term lease cost	$-	$-	$-	$-
Total lease expense	$35,838	$3,289	$17,919	$3,289

In accordance with ASC 842, other information related to leases was as follows:

Six Months Ended June 30	2022	2021
Operating cash flows from operating leases	$35,910	$3,919
Cash paid for amounts included in the measurement of lease liabilities	$35,910	$3,919

Weighted-average remaining lease term—operating leases	4.2 years	5.2 years
Weighted-average discount rate—operating leases	10%	10%

In accordance with ASC 842, maturities of operating lease liabilities as of June 30, 2022 were as follows:

Operating
Year ending:	Lease
2022 (remaining 6 months)	$36,803
2023	74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$322,521

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	4.2 years
Weighted-average discount rate	10%
Present values	$264,691

Lease liabilities—current	49,545
Lease liabilities—long-term	215,146
Lease liabilities—total	$264,691

Difference between undiscounted and discounted cash flows	$57,830

Operating lease cost was $17,919 and $35,838 and $3,289 and $3,289 for the three and six months ended June 30, 2022 and 2021, respectively.

NOTE 8 – OPERATING LEASES

On May 27, 2021, the Company entered into a sixty-three month lease for its corporate office at $5,955 per month commencing June 15, 2021 maturing September 30, 2026. The Company accounts for this lease in accordance with ASC 842. Adoption of the standard resulted in the initial recognition of operating lease ROU asset of $290,827 and operating lease liability of $290,827 as of June 15, 2021.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Our variable lease payments primarily consist of maintenance and other operating expenses from our real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components. We have elected to account for these lease and non-lease components as a single lease component. We are also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,

	2021	2020
Operating lease expense	$41,811	$-
Short term lease cost	$-	$-
Total lease expense	$41,811	$-

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2021	2020
Operating cash flows from operating leases	$17,866	$-
Cash paid for amounts included in the measurement of lease liabilities	$17,866	$-

Weighted-average remaining lease term—operating leases	4.67 years	-
Weighted-average discount rate—operating leases	10%	-

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2021 were as follows:

Operating
Year ending:	Lease
2022	$72,714
2023	74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$358,431

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	4.67 years
Weighted-average discount rate	10%
Present values	$286,716

Lease liabilities—current	46,091
Lease liabilities—long-term	240,625
Lease liabilities—total	$286,716

Difference between undiscounted and discounted cash flows	$71,715

Operating lease cost was $41,811 and $0 for the years ended December 31, 2021 and 2020, respectively.